JPMorgan BetaBuilders International Equity ETF
Schedule of Portfolio Investments as of July 31, 2023
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY.  IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.2%
Australia — 7.6%
Ampol Ltd.	55,160	1,221,609
ANZ Group Holdings Ltd.	693,168	12,025,896
APA Group	272,310	1,831,864
Aristocrat Leisure Ltd.	151,338	4,008,221
ASX Ltd.	44,687	1,866,963
Atlas Arteria Ltd.	282,132	1,192,615
Aurizon Holdings Ltd.	426,126	1,092,082
Bendigo & Adelaide Bank Ltd.	131,499	828,083
BHP Group Ltd.	1,169,176	36,386,943
BlueScope Steel Ltd.	106,368	1,568,615
Brambles Ltd.	320,775	3,034,780
Cochlear Ltd.	15,176	2,441,400
Coles Group Ltd.	308,892	3,777,319
Commonwealth Bank of Australia	389,213	27,692,025
Computershare Ltd.	132,370	2,232,455
Dexus, REIT	248,994	1,378,130
Endeavour Group Ltd.	315,099	1,287,917
Flutter Entertainment plc *	35,357	7,032,491
Fortescue Metals Group Ltd.	390,840	5,745,633
Glencore plc	2,325,030	14,139,522
Goodman Group, REIT	394,947	5,460,995
GPT Group (The), REIT	443,466	1,296,190
IDP Education Ltd.	48,320	809,766
IGO Ltd.	156,020	1,457,893
Incitec Pivot Ltd.	449,634	914,650
Insurance Australia Group Ltd.	565,423	2,257,177
LendLease Corp. Ltd.	159,539	927,492
Lottery Corp. Ltd. (The)	513,698	1,787,616
Macquarie Group Ltd.	83,843	9,887,600
Medibank Pvt Ltd.	637,551	1,505,199
Mineral Resources Ltd.	39,366	1,902,039
Mirvac Group, REIT	913,473	1,439,909
National Australia Bank Ltd.	724,393	13,876,509
Newcrest Mining Ltd.	206,377	3,701,776
Northern Star Resources Ltd.	265,459	2,072,228
Orica Ltd.	105,125	1,115,460
Origin Energy Ltd.	397,610	2,263,607
Pilbara Minerals Ltd.	602,007	1,969,494
Qantas Airways Ltd. *	206,105	905,579
QBE Insurance Group Ltd.	343,712	3,649,157
Ramsay Health Care Ltd.	42,908	1,700,370
REA Group Ltd.	11,931	1,264,847
Reece Ltd.	49,344	651,581
Rio Tinto Ltd.	85,666	6,783,446
Rio Tinto plc	244,857	16,184,509
Santos Ltd.	757,862	4,078,050
Scentre Group, REIT	1,197,922	2,266,819
SEEK Ltd.	82,116	1,377,096

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Australia — continued
Seven Group Holdings Ltd.	36,167	638,494
Sonic Healthcare Ltd.	108,410	2,561,491
South32 Ltd.	1,051,267	2,768,192
Stockland, REIT	552,636	1,570,610
Suncorp Group Ltd.	292,643	2,804,113
Telstra Group Ltd.	933,348	2,671,442
TPG Telecom Ltd.	98,991	334,186
Transurban Group	710,979	6,864,536
Treasury Wine Estates Ltd.	167,117	1,264,855
Vicinity Ltd., REIT	895,774	1,191,026
Washington H Soul Pattinson & Co. Ltd.	56,821	1,260,723
Wesfarmers Ltd.	261,847	8,748,873
Westpac Banking Corp.	809,879	12,173,185
WiseTech Global Ltd.	40,599	2,344,553
Woodside Energy Group Ltd.	438,217	11,295,125
Woolworths Group Ltd.	281,264	7,304,105
Worley Ltd.	86,295	1,009,964
		291,097,090
Austria — 0.3%
ANDRITZ AG	16,622	877,608
BAWAG Group AG (a)	19,102	930,600
Erste Group Bank AG	82,337	3,111,999
EVN AG	8,754	207,504
Mondi plc	112,069	1,965,757
OMV AG	33,326	1,501,472
Raiffeisen Bank International AG *	31,215	504,728
Strabag SE	2,605	109,309
Telekom Austria AG	32,295	245,718
Verbund AG	7,490	620,599
Vienna Insurance Group AG Wiener Versicherung Gruppe	8,291	221,751
voestalpine AG	25,629	846,920
		11,143,965
Belgium — 0.9%
Ackermans & van Haaren NV	5,191	903,836
Ageas SA	41,156	1,742,268
Anheuser-Busch InBev SA	228,529	13,073,152
Azelis Group NV	16,230	419,639
D'ieteren Group	5,144	898,380
Elia Group SA/NV	8,331	1,025,754
Etablissements Franz Colruyt NV	13,034	496,779
Groupe Bruxelles Lambert NV	22,340	1,807,582
KBC Group NV	77,987	5,869,676
Sofina SA	3,655	869,059
Solvay SA	16,856	2,024,377
UCB SA	29,174	2,583,277

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Belgium — continued
Umicore SA	47,913	1,418,950
Warehouses De Pauw CVA, REIT	35,890	1,060,452
		34,193,181
Brazil — 0.0% ^
Yara International ASA	37,733	1,541,092
Chile — 0.0% ^
Antofagasta plc	79,889	1,718,395
China — 0.8%
Budweiser Brewing Co. APAC Ltd. (a)	399,300	973,940
ESR Group Ltd. (a)	557,200	977,076
Prosus NV *	268,229	21,218,900
Wharf Holdings Ltd. (The)	287,000	673,383
Wilmar International Ltd.	720,300	2,093,001
Wuxi Biologics Cayman, Inc. * (a)	822,000	4,743,597
		30,679,897
Denmark — 2.8%
AP Moller - Maersk A/S, Class A	693	1,393,364
AP Moller - Maersk A/S, Class B	1,280	2,629,385
Carlsberg A/S, Class B	21,777	3,266,161
Chr Hansen Holding A/S	23,729	1,793,051
Coloplast A/S, Class B	27,416	3,407,986
Danske Bank A/S	157,207	3,732,890
Demant A/S *	21,699	863,508
DSV A/S	41,443	8,294,403
Genmab A/S *	15,220	6,273,681
Novo Nordisk A/S, Class B	372,613	60,084,681
Novozymes A/S, Class B	48,252	2,419,998
Orsted A/S (a)	43,666	3,799,793
Pandora A/S	20,540	2,054,656
Tryg A/S	80,591	1,591,174
Vestas Wind Systems A/S *	233,064	6,233,641
		107,838,372
Finland — 1.1%
Elisa OYJ	34,764	1,813,479
Fortum OYJ	101,790	1,377,957
Huhtamaki OYJ	22,204	789,298
Kesko OYJ, Class A	21,757	435,828
Kesko OYJ, Class B	63,233	1,265,210
Kone OYJ, Class B	93,085	4,774,590
Metso OYJ	162,616	1,847,980
Neste OYJ	99,422	3,660,230
Nokia OYJ	1,234,917	4,854,383
Nordea Bank Abp	732,141	8,286,624
Orion OYJ, Class A	6,853	267,290
Orion OYJ, Class B	24,783	952,438
Sampo OYJ, Class A	109,682	4,833,315

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Finland — continued
Stora Enso OYJ, Class A	11,841	152,975
Stora Enso OYJ, Class R	141,332	1,732,625
UPM-Kymmene OYJ	123,181	4,078,237
Wartsila OYJ Abp	112,318	1,411,034
		42,533,493
France — 9.8%
Adevinta ASA *	62,057	459,039
Aeroports de Paris	6,420	886,551
Air Liquide SA	120,850	21,728,099
Airbus SE	142,287	20,958,878
Alstom SA	71,993	2,204,443
Amundi SA (a)	14,149	868,260
AXA SA	449,967	13,831,464
BioMerieux	11,238	1,206,392
BNP Paribas SA	262,082	17,283,740
Bollore SE	211,734	1,338,735
Bouygues SA	47,673	1,707,721
Bureau Veritas SA (b)	66,807	1,834,773
Capgemini SE	36,463	6,607,773
Carrefour SA	135,322	2,705,240
Cie de Saint-Gobain	119,041	8,050,903
Cie Generale des Etablissements Michelin SCA	164,817	5,397,272
Credit Agricole SA	314,266	3,901,729
Danone SA	146,970	8,974,979
Dassault Aviation SA	5,374	1,043,960
Dassault Systemes SE	160,259	6,849,254
Edenred	57,596	3,740,880
Eiffage SA	18,096	1,882,663
Engie SA	427,160	7,007,699
EssilorLuxottica SA	70,253	14,133,165
Gecina SA, REIT	12,598	1,362,002
Getlink SE	92,953	1,633,868
Hermes International	8,032	17,776,938
Ipsen SA	9,308	1,173,058
Kering SA	16,616	9,540,328
Legrand SA	61,579	6,173,582
L'Oreal SA	58,138	27,040,530
LVMH Moet Hennessy Louis Vuitton SE	60,250	55,958,269
Orange SA	435,881	4,927,129
Pernod Ricard SA	47,022	10,367,019
Publicis Groupe SA	54,592	4,401,503
Safran SA	80,853	13,422,657
Sartorius Stedim Biotech	5,543	1,734,245
Societe Generale SA	173,470	4,717,816
Sodexo SA	19,403	1,990,309
Teleperformance	13,647	1,979,344
Thales SA	24,259	3,628,900

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
France — continued
TotalEnergies SE	540,262	32,824,441
Veolia Environnement SA	155,204	5,053,278
Vinci SA	122,667	14,406,916
Vivendi SE	186,382	1,664,084
Worldline SA * (a)	57,806	2,291,395
		378,671,223
Germany — 7.7%
adidas AG	41,240	8,325,737
Allianz SE (Registered)	93,080	22,246,059
BASF SE	211,984	11,364,678
Bayer AG (Registered)	226,740	13,260,536
Bayerische Motoren Werke AG	73,632	8,979,417
Bayerische Motoren Werke AG (Preference)	14,042	1,577,634
Beiersdorf AG	22,677	2,936,794
Brenntag SE	35,653	2,766,124
Carl Zeiss Meditec AG	8,493	984,175
Commerzbank AG	242,794	2,904,176
Continental AG	24,929	1,990,322
Covestro AG * (a)	44,583	2,394,948
Daimler Truck Holding AG	119,660	4,490,877
Deutsche Bank AG (Registered)	477,007	5,287,688
Deutsche Boerse AG	43,847	8,401,151
Deutsche Lufthansa AG (Registered) *	138,387	1,395,807
Deutsche Telekom AG (Registered)	805,588	17,562,811
Deutsche Wohnen SE	12,042	302,110
DHL Group	228,777	11,764,450
E.ON SE	518,163	6,554,930
Evonik Industries AG	47,472	983,288
Fresenius SE & Co. KGaA	94,887	2,977,759
GEA Group AG	38,020	1,613,638
Hannover Rueck SE	13,922	2,970,594
Heidelberg Materials AG	33,428	2,709,269
Henkel AG & Co. KGaA	22,858	1,597,369
Henkel AG & Co. KGaA (Preference)	41,115	3,172,694
Infineon Technologies AG	301,396	13,241,980
Mercedes-Benz Group AG	180,246	14,394,973
Merck KGaA	29,825	5,240,997
MTU Aero Engines AG	12,417	2,899,512
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	31,495	11,856,160
Porsche Automobil Holding SE (Preference)	35,335	2,084,973
Puma SE	23,733	1,603,906
RWE AG	156,228	6,723,842
SAP SE	252,347	34,423,063
Sartorius AG (Preference) (b)	6,218	2,565,418
Siemens AG (Registered)	173,550	29,580,248
Siemens Energy AG * (b)	114,369	1,937,597
Siemens Healthineers AG (a)	65,079	3,781,305

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Germany — continued
Symrise AG	30,653	3,348,282
Talanx AG	12,316	754,230
Telefonica Deutschland Holding AG	213,466	575,159
Volkswagen AG (Preference)	42,359	5,611,535
Vonovia SE	183,678	4,279,696
Zalando SE * (a)	51,865	1,790,623
		298,208,534
Hong Kong — 2.2%
AIA Group Ltd.	2,681,000	26,822,713
CK Asset Holdings Ltd.	451,000	2,611,774
CK Infrastructure Holdings Ltd.	141,000	747,207
CLP Holdings Ltd.	383,000	3,121,885
DFI Retail Group Holdings Ltd.	68,900	185,474
Hang Lung Properties Ltd.	422,000	658,552
Hang Seng Bank Ltd.	167,800	2,564,918
Henderson Land Development Co. Ltd.	305,000	942,807
HK Electric Investments & HK Electric Investments Ltd. (a)	528,000	328,855
HKT Trust & HKT Ltd.	832,000	982,758
Hong Kong & China Gas Co. Ltd.	2,498,100	2,143,013
Hong Kong Exchanges & Clearing Ltd.	275,000	11,594,557
Jardine Matheson Holdings Ltd.	56,300	2,780,963
Link, REIT	589,000	3,310,863
MTR Corp. Ltd.	358,000	1,649,772
New World Development Co. Ltd.	320,000	791,351
Power Assets Holdings Ltd.	316,000	1,656,227
Prudential plc	634,524	8,811,211
Sino Land Co. Ltd.	778,000	955,013
Sun Hung Kai Properties Ltd.	347,500	4,363,428
Swire Pacific Ltd., Class A	102,000	852,642
Swire Pacific Ltd., Class B	195,000	261,181
Swire Properties Ltd.	245,600	616,290
Techtronic Industries Co. Ltd.	422,500	4,799,834
WH Group Ltd. (a)	1,816,424	991,386
Wharf Real Estate Investment Co. Ltd.	357,000	1,915,830
		86,460,504
Ireland — 0.5%
CRH plc	171,772	10,232,614
Kerry Group plc, Class A	35,961	3,572,755
Kingspan Group plc	35,642	2,860,752
Smurfit Kappa Group plc	59,959	2,372,638
		19,038,759
Israel — 0.4%
Azrieli Group Ltd.	8,431	479,766
Bank Hapoalim BM	283,854	2,521,429
Bank Leumi Le-Israel BM	356,307	2,844,264
Bezeq The Israeli Telecommunication Corp. Ltd.	473,782	626,836

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Israel — continued
Elbit Systems Ltd.	5,752	1,223,083
ICL Group Ltd.	167,137	1,112,881
Israel Discount Bank Ltd., Class A	286,362	1,516,789
Mizrahi Tefahot Bank Ltd.	34,533	1,246,811
Nice Ltd. *	14,708	3,201,499
Teva Pharmaceutical Industries Ltd. *	258,583	2,164,588
		16,937,946
Italy — 2.4%
A2A SpA	362,629	691,881
Amplifon SpA	21,492	727,119
Assicurazioni Generali SpA	278,341	5,928,807
Banca Mediolanum SpA	49,879	484,670
Banco BPM SpA	350,775	1,755,294
Buzzi SpA	21,853	621,016
Coca-Cola HBC AG	47,177	1,388,087
Davide Campari-Milano NV	123,329	1,658,637
DiaSorin SpA	6,092	683,475
Enel SpA	1,783,279	12,296,063
Eni SpA	576,997	8,808,936
Ferrari NV	29,533	9,467,884
FinecoBank Banca Fineco SpA	141,244	2,193,129
Hera SpA	182,752	567,452
Infrastrutture Wireless Italiane SpA (a)	82,236	1,031,305
Intesa Sanpaolo SpA	3,797,629	10,981,479
Leonardo SpA	93,691	1,268,517
Mediobanca Banca di Credito Finanziario SpA	147,001	1,959,023
Moncler SpA	48,174	3,476,893
Nexi SpA * (a)	197,368	1,709,207
Pirelli & C SpA (a)	92,606	493,685
Poste Italiane SpA (a)	105,818	1,208,811
Prysmian SpA	61,887	2,467,752
Recordati Industria Chimica e Farmaceutica SpA	23,239	1,200,063
Snam SpA	473,151	2,487,243
Telecom Italia SpA *	2,342,191	675,188
Telecom Italia SpA *	1,395,437	391,260
Terna - Rete Elettrica Nazionale	324,720	2,743,560
UniCredit SpA	446,652	11,309,344
UnipolSai Assicurazioni SpA	98,255	252,490
		90,928,270
Japan — 24.1%
ABC-Mart, Inc.	7,200	398,644
Acom Co. Ltd.	107,900	265,269
Advance Residence Investment Corp., REIT (b)	322	784,594
Advantest Corp.	41,900	5,795,184
Aeon Co. Ltd.	201,400	4,362,053
AGC, Inc.	52,300	1,889,790
Aisin Corp.	41,800	1,358,296

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Japan — continued
Ajinomoto Co., Inc.	122,400	4,769,303
ANA Holdings, Inc. *	36,800	882,245
Asahi Group Holdings Ltd.	116,800	4,591,324
Asahi Intecc Co. Ltd.	55,200	1,132,775
Asahi Kasei Corp.	321,700	2,192,306
Asics Corp.	43,300	1,365,907
Astellas Pharma, Inc.	417,300	6,101,907
Bandai Namco Holdings, Inc.	153,100	3,463,820
Bank of Kyoto Ltd. (The)	17,400	1,026,945
Bridgestone Corp.	141,400	5,867,450
Brother Industries Ltd.	60,200	938,393
Canon, Inc.	240,100	6,205,476
Capcom Co. Ltd.	36,800	1,654,786
Central Japan Railway Co.	47,400	6,040,340
Chiba Bank Ltd. (The)	170,000	1,195,330
Chubu Electric Power Co., Inc.	174,700	2,188,607
Chugai Pharmaceutical Co. Ltd.	146,700	4,365,975
Concordia Financial Group Ltd.	271,900	1,243,677
Cosmos Pharmaceutical Corp.	4,800	554,627
CyberAgent, Inc.	96,500	610,049
Dai Nippon Printing Co. Ltd.	61,700	1,753,884
Daifuku Co. Ltd.	88,400	1,890,624
Dai-ichi Life Holdings, Inc.	229,000	4,678,865
Daiichi Sankyo Co. Ltd.	449,100	13,832,109
Daikin Industries Ltd.	67,700	13,688,855
Daito Trust Construction Co. Ltd.	15,900	1,710,339
Daiwa House Industry Co. Ltd.	153,600	4,174,684
Daiwa House REIT Investment Corp., REIT	484	952,914
Daiwa Securities Group, Inc.	344,900	1,869,671
Denso Corp.	116,200	8,090,715
Dentsu Group, Inc.	51,500	1,723,261
Disco Corp.	20,700	3,891,101
East Japan Railway Co.	87,400	4,948,078
Eisai Co. Ltd.	68,400	4,315,602
ENEOS Holdings, Inc.	699,200	2,536,795
FANUC Corp.	221,200	6,767,047
Fast Retailing Co. Ltd.	43,200	10,822,155
Fuji Electric Co. Ltd.	34,500	1,559,731
FUJIFILM Holdings Corp.	96,000	5,574,305
Fujitsu Ltd.	41,900	5,425,623
Fukuoka Financial Group, Inc.	43,500	1,048,162
GLP J-REIT, REIT	1,087	1,070,874
GMO Payment Gateway, Inc.	10,300	785,775
Hakuhodo DY Holdings, Inc.	70,200	807,610
Hamamatsu Photonics KK	33,900	1,633,349
Hankyu Hanshin Holdings, Inc.	55,900	1,857,160
Haseko Corp.	51,000	663,958
Hikari Tsushin, Inc.	4,500	667,742

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Japan — continued
Hirose Electric Co. Ltd.	7,200	911,935
Hitachi Construction Machinery Co. Ltd.	24,300	729,207
Hitachi Ltd.	216,400	14,166,522
Honda Motor Co. Ltd.	392,800	12,523,014
Hoshizaki Corp.	27,900	1,069,990
Hoya Corp.	82,200	9,572,964
Hulic Co. Ltd.	138,500	1,179,218
Ibiden Co. Ltd.	32,600	1,981,406
Idemitsu Kosan Co. Ltd.	52,000	1,098,076
Iida Group Holdings Co. Ltd.	40,300	706,963
Inpex Corp.	243,000	3,137,671
Isuzu Motors Ltd.	143,500	1,864,172
ITOCHU Corp.	340,300	13,763,538
Itochu Techno-Solutions Corp.	22,200	562,640
Japan Airlines Co. Ltd.	33,400	723,131
Japan Airport Terminal Co. Ltd.	21,600	1,006,570
Japan Exchange Group, Inc.	122,700	2,137,827
Japan Metropolitan Fund Invest, REIT	1,624	1,113,898
Japan Post Bank Co. Ltd.	314,700	2,618,160
Japan Post Holdings Co. Ltd.	526,500	3,844,814
Japan Post Insurance Co. Ltd.	45,400	733,672
Japan Real Estate Investment Corp., REIT	329	1,323,270
Japan Tobacco, Inc.	253,200	5,618,408
JFE Holdings, Inc.	133,500	2,159,484
JSR Corp.	47,900	1,374,094
Kajima Corp.	109,700	1,733,530
Kansai Electric Power Co., Inc. (The)	191,400	2,514,476
Kansai Paint Co. Ltd.	60,500	991,676
Kao Corp.	107,300	4,076,499
Kawasaki Heavy Industries Ltd.	38,600	984,425
KDDI Corp.	361,600	10,642,503
Keio Corp.	28,500	947,357
Keisei Electric Railway Co. Ltd.	39,500	1,639,457
Keyence Corp.	45,900	20,597,268
Kikkoman Corp.	44,600	2,570,338
Kintetsu Group Holdings Co. Ltd.	43,500	1,459,278
Kirin Holdings Co. Ltd.	192,600	2,844,787
Kobayashi Pharmaceutical Co. Ltd.	12,900	709,130
Kobe Bussan Co. Ltd.	33,000	878,974
Koei Tecmo Holdings Co. Ltd.	28,400	485,956
Koito Manufacturing Co. Ltd.	59,800	1,099,568
Komatsu Ltd.	224,800	6,297,648
Konami Group Corp.	23,300	1,307,053
Kose Corp.	8,100	793,203
Kubota Corp.	261,800	3,954,746
Kurita Water Industries Ltd.	25,100	1,009,401
Kyocera Corp.	80,000	4,304,968
Kyowa Kirin Co. Ltd.	59,100	1,128,555

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Japan — continued
Kyushu Railway Co.	36,300	795,982
Lasertec Corp.	17,900	2,709,735
Lawson, Inc.	11,700	587,045
Lion Corp.	67,800	647,834
Lixil Corp.	66,600	851,137
M3, Inc.	98,900	2,286,946
Makita Corp.	64,800	1,819,653
Marubeni Corp.	391,200	6,926,198
Marui Group Co. Ltd.	47,300	847,343
MatsukiyoCocokara & Co.	33,100	1,937,065
Mazda Motor Corp.	138,800	1,376,965
McDonald's Holdings Co. Japan Ltd.	20,100	791,200
Medipal Holdings Corp.	48,700	835,037
MEIJI Holdings Co. Ltd.	64,500	1,490,203
MINEBEA MITSUMI, Inc.	94,100	1,742,994
MISUMI Group, Inc.	66,000	1,207,413
Mitsubishi Chemical Group Corp.	330,800	1,978,789
Mitsubishi Corp.	336,800	17,232,866
Mitsubishi Electric Corp.	494,700	7,139,081
Mitsubishi Estate Co. Ltd.	289,500	3,548,023
Mitsubishi Gas Chemical Co., Inc.	46,400	695,932
Mitsubishi HC Capital, Inc.	182,600	1,207,967
Mitsubishi Heavy Industries Ltd.	77,500	3,676,914
Mitsubishi Motors Corp.	159,500	644,145
Mitsubishi UFJ Financial Group, Inc.	2,781,300	22,395,735
Mitsui & Co. Ltd.	356,400	13,910,326
Mitsui Chemicals, Inc.	43,100	1,239,296
Mitsui Fudosan Co. Ltd.	218,200	4,482,909
Mitsui OSK Lines Ltd.	82,800	2,140,530
Mizuho Financial Group, Inc.	585,800	9,938,310
MonotaRO Co. Ltd.	57,600	702,999
MS&AD Insurance Group Holdings, Inc.	102,700	3,819,755
Murata Manufacturing Co. Ltd.	148,000	8,791,454
Nagoya Railroad Co. Ltd.	44,700	719,775
NEC Corp.	63,200	3,197,631
Nexon Co. Ltd.	104,200	1,988,075
NGK Insulators Ltd.	61,500	754,252
NIDEC Corp.	122,600	7,322,282
Nikon Corp.	74,300	982,081
Nintendo Co. Ltd.	269,900	12,208,862
Nippon Building Fund, Inc., REIT	390	1,634,807
Nippon Express Holdings, Inc.	19,800	1,160,898
Nippon Paint Holdings Co. Ltd.	245,900	2,253,001
Nippon Prologis REIT, Inc., REIT	639	1,306,697
Nippon Sanso Holdings Corp.	48,800	1,180,050
Nippon Shinyaku Co. Ltd.	14,100	570,199
Nippon Steel Corp.	218,600	4,996,403
Nippon Telegraph & Telephone Corp.	6,893,300	7,904,677

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Japan — continued
Nippon Yusen KK	117,100	2,848,594
Nissan Chemical Corp.	32,500	1,460,409
Nissan Motor Co. Ltd.	545,600	2,403,449
Nisshin Seifun Group, Inc.	61,000	756,462
Nissin Foods Holdings Co. Ltd.	18,900	1,593,564
Niterra Co. Ltd.	39,400	833,114
Nitori Holdings Co. Ltd.	20,200	2,473,543
Nitto Denko Corp.	34,500	2,453,330
Nomura Holdings, Inc.	693,600	2,869,406
Nomura Real Estate Holdings, Inc.	27,200	674,643
Nomura Real Estate Master Fund, Inc., REIT	1,087	1,293,246
Nomura Research Institute Ltd.	100,100	2,844,334
NTT Data Group Corp.	148,500	2,065,813
Obayashi Corp.	166,700	1,541,281
Obic Co. Ltd.	15,200	2,487,331
Odakyu Electric Railway Co. Ltd.	80,200	1,171,756
Oji Holdings Corp.	235,100	928,246
Olympus Corp.	291,300	4,753,123
Omron Corp.	47,400	2,544,255
Ono Pharmaceutical Co. Ltd.	109,700	2,010,289
Open House Group Co. Ltd.	16,400	624,058
Oracle Corp.	7,600	532,750
Oriental Land Co. Ltd.	268,900	10,313,265
ORIX Corp.	270,900	5,211,177
Orix JREIT, Inc., REIT	642	816,764
Osaka Gas Co. Ltd.	96,500	1,518,412
Otsuka Corp.	27,500	1,145,192
Otsuka Holdings Co. Ltd.	129,100	4,746,661
Pan Pacific International Holdings Corp.	123,700	2,445,747
Panasonic Holdings Corp.	538,500	6,646,916
Persol Holdings Co. Ltd.	42,600	842,655
Rakuten Group, Inc.	341,800	1,338,750
Recruit Holdings Co. Ltd.	391,200	13,549,478
Renesas Electronics Corp. *	324,600	6,262,781
Resona Holdings, Inc.	548,700	2,987,169
Ricoh Co. Ltd.	140,800	1,252,511
Rinnai Corp.	28,200	613,976
Rohm Co. Ltd.	20,400	1,911,649
Santen Pharmaceutical Co. Ltd.	85,800	749,749
SBI Holdings, Inc.	63,100	1,332,501
SBI Shinsei Bank Ltd.	13,700	275,904
SCSK Corp.	35,400	588,527
Secom Co. Ltd.	49,400	3,314,982
Sega Sammy Holdings, Inc.	37,200	813,364
Seibu Holdings, Inc.	63,300	703,860
Seiko Epson Corp. (b)	71,000	1,165,941
Sekisui Chemical Co. Ltd.	99,200	1,506,799
Sekisui House Ltd. (b)	152,100	3,103,098

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Japan — continued
Seven & i Holdings Co. Ltd.	184,000	7,633,256
SG Holdings Co. Ltd.	112,000	1,634,473
Sharp Corp. * (b)	51,400	305,633
Shimadzu Corp.	63,800	1,937,659
Shimano, Inc.	19,400	2,924,107
Shimizu Corp.	147,100	1,013,451
Shin-Etsu Chemical Co. Ltd.	467,700	15,408,308
Shionogi & Co. Ltd.	64,700	2,711,452
Shiseido Co. Ltd.	92,400	4,051,192
SMC Corp.	14,200	7,420,396
SoftBank Corp.	641,300	7,121,321
SoftBank Group Corp.	234,400	11,922,156
Sojitz Corp.	47,180	1,120,161
Sompo Holdings, Inc.	80,100	3,541,281
Sony Group Corp.	290,800	27,238,144
Square Enix Holdings Co. Ltd.	20,800	963,441
Stanley Electric Co. Ltd.	34,800	643,080
Subaru Corp.	141,800	2,687,618
SUMCO Corp.	80,300	1,170,125
Sumitomo Chemical Co. Ltd.	382,900	1,180,924
Sumitomo Corp.	288,100	6,180,580
Sumitomo Electric Industries Ltd.	182,600	2,341,292
Sumitomo Metal Mining Co. Ltd.	63,400	2,189,533
Sumitomo Mitsui Financial Group, Inc.	317,200	14,861,355
Sumitomo Mitsui Trust Holdings, Inc.	84,800	3,298,865
Sumitomo Realty & Development Co. Ltd.	109,500	2,934,536
Suntory Beverage & Food Ltd.	29,600	1,053,672
Suzuki Motor Corp.	112,800	4,530,679
Sysmex Corp.	39,000	2,640,889
T&D Holdings, Inc.	136,000	2,211,199
Taisei Corp.	43,100	1,633,336
Taisho Pharmaceutical Holdings Co. Ltd.	13,300	512,812
Takeda Pharmaceutical Co. Ltd.	365,700	11,181,224
TDK Corp.	89,900	3,443,914
Terumo Corp.	172,500	5,649,219
TIS, Inc.	50,500	1,280,872
Tobu Railway Co. Ltd.	48,300	1,278,116
Toho Co. Ltd.	29,500	1,149,997
Tokio Marine Holdings, Inc.	462,000	10,623,684
Tokyo Century Corp.	10,900	426,926
Tokyo Electric Power Co. Holdings, Inc. *	185,000	734,643
Tokyo Electron Ltd.	108,800	16,329,473
Tokyo Gas Co. Ltd.	93,800	2,127,016
Tokyu Corp.	143,800	1,824,489
Tokyu Fudosan Holdings Corp.	139,800	831,103
Toppan, Inc.	80,100	1,885,435
Toray Industries, Inc.	376,500	2,108,180
Toshiba Corp.	100,100	3,231,851

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Japan — continued
Tosoh Corp.	74,800	977,686
TOTO Ltd.	36,700	1,128,236
Toyo Suisan Kaisha Ltd.	23,700	980,283
Toyota Industries Corp.	47,200	3,411,012
Toyota Motor Corp.	2,899,800	48,756,547
Toyota Tsusho Corp.	54,900	3,211,933
Trend Micro, Inc.	32,600	1,540,212
Unicharm Corp.	101,800	3,766,466
United Urban Investment Corp., REIT	715	771,750
USS Co. Ltd.	48,900	847,930
Welcia Holdings Co. Ltd.	24,200	455,535
West Japan Railway Co.	56,500	2,321,266
Yakult Honsha Co. Ltd.	36,600	2,030,782
Yamaha Corp.	39,500	1,530,554
Yamaha Motor Co. Ltd.	80,300	2,355,111
Yamato Holdings Co. Ltd.	76,800	1,438,308
Yaskawa Electric Corp.	61,900	2,690,811
Yokogawa Electric Corp.	55,800	1,047,863
Z Holdings Corp.	618,300	1,723,827
ZOZO, Inc.	26,500	517,334
		926,402,309
Jordan — 0.0% ^
Hikma Pharmaceuticals plc	41,112	1,104,058
Luxembourg — 0.2%
ArcelorMittal SA	127,935	3,700,108
Eurofins Scientific SE	29,802	2,049,680
		5,749,788
Macau — 0.1%
Galaxy Entertainment Group Ltd. *	462,000	3,372,384
Sands China Ltd. *	559,600	2,155,866
		5,528,250
Mexico — 0.0% ^
Fresnillo plc	42,655	338,052
Netherlands — 5.4%
Adyen NV * (a)	7,156	13,281,645
Aegon NV	327,192	1,776,090
Akzo Nobel NV	39,334	3,364,945
Argenx SE *	10,999	5,539,531
Argenx SE *	1,855	936,572
ASM International NV	10,717	5,091,434
ASML Holding NV	93,042	66,643,083
EXOR NV	26,697	2,494,715
Ferrovial SE	114,518	3,795,004
HAL Trust	20,449	2,547,775
Heineken Holding NV	25,263	2,070,938
Heineken NV	54,499	5,334,443

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Netherlands — continued
ING Groep NV	835,375	12,193,691
JDE Peet's NV	30,250	912,651
Koninklijke Ahold Delhaize NV	225,176	7,761,508
Koninklijke KPN NV	736,112	2,663,442
Koninklijke Philips NV *	205,248	4,263,747
NN Group NV	68,083	2,609,958
Randstad NV	28,966	1,696,987
Shell plc	1,641,019	49,735,635
Universal Music Group NV	176,338	4,523,052
Wolters Kluwer NV	59,437	7,463,865
		206,700,711
New Zealand — 0.2%
Auckland International Airport Ltd. *	279,576	1,459,457
Contact Energy Ltd.	181,321	936,259
Fisher & Paykel Healthcare Corp. Ltd.	133,721	2,041,526
Mercury NZ Ltd.	150,807	617,569
Meridian Energy Ltd.	280,842	985,721
Spark New Zealand Ltd.	430,452	1,385,861
		7,426,393
Norway — 0.7%
Aker ASA, Class A	5,504	349,984
Aker BP ASA	71,475	2,002,199
AutoStore Holdings Ltd. * (c)	230,176	574,032
DNB Bank ASA	207,537	4,276,816
Equinor ASA	241,849	7,397,794
Gjensidige Forsikring ASA	43,994	694,508
Kongsberg Gruppen ASA	20,524	890,560
Mowi ASA	105,024	1,846,313
Norsk Hydro ASA	315,152	2,064,064
Orkla ASA	173,866	1,371,946
Salmar ASA	15,452	713,860
Schibsted ASA, Class A	17,165	367,731
Schibsted ASA, Class B	23,145	453,860
Storebrand ASA	109,252	954,974
Telenor ASA	149,035	1,595,411
TOMRA Systems ASA	54,135	834,261
Var Energi ASA (b)	92,459	282,939
		26,671,252
Poland — 0.3%
Allegro.eu SA * (a)	97,866	862,837
Bank Polska Kasa Opieki SA	40,710	1,202,081
Dino Polska SA * (a)	11,110	1,237,210
ING Bank Slaski SA *	7,529	374,911
KGHM Polska Miedz SA	31,483	973,661
LPP SA	245	842,786
ORLEN SA *	123,246	2,196,683

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Poland — continued
Powszechna Kasa Oszczednosci Bank Polski SA	199,060	2,019,669
Powszechny Zaklad Ubezpieczen SA	131,943	1,334,332
Santander Bank Polska SA *	7,811	774,943
		11,819,113
Portugal — 0.2%
EDP - Energias de Portugal SA	714,577	3,338,390
Galp Energia SGPS SA	103,078	1,369,868
Jeronimo Martins SGPS SA	64,091	1,744,928
		6,453,186
Russia — 0.0% ^
Evraz plc ‡ *	96,418	5,066
Singapore — 1.4%
CapitaLand Ascendas, REIT	778,600	1,646,447
CapitaLand Integrated Commercial Trust, REIT	1,165,437	1,789,278
CapitaLand Investment Ltd.	569,100	1,456,601
City Developments Ltd.	116,600	648,796
DBS Group Holdings Ltd.	422,000	10,886,353
Genting Singapore Ltd.	1,314,900	930,064
Great Eastern Holdings Ltd.	13,100	182,723
Jardine Cycle & Carriage Ltd.	23,400	603,950
Keppel Corp. Ltd.	320,000	1,777,035
Mapletree Pan Asia Commercial Trust, REIT	534,200	663,489
Olam Group Ltd.	246,900	243,600
Oversea-Chinese Banking Corp. Ltd.	933,600	9,343,244
Singapore Airlines Ltd.	301,650	1,708,856
Singapore Exchange Ltd.	190,600	1,393,247
Singapore Technologies Engineering Ltd.	359,100	1,008,176
Singapore Telecommunications Ltd.	1,638,100	3,286,135
STMicroelectronics NV	151,434	8,099,653
United Overseas Bank Ltd.	355,300	8,059,448
UOL Group Ltd.	107,200	567,214
Venture Corp. Ltd.	62,900	709,130
		55,003,439
South Africa — 0.2%
Anglo American plc	308,713	9,493,476
South Korea — 0.1%
Delivery Hero SE * (a)	44,536	2,021,477
Spain — 2.4%
Acciona SA	5,721	857,571
ACS Actividades de Construccion y Servicios SA	50,068	1,751,316
Aena SME SA (a)	16,970	2,709,977
Amadeus IT Group SA	103,973	7,458,620
Banco Bilbao Vizcaya Argentaria SA	1,391,719	11,031,288
Banco Santander SA	3,876,083	15,706,981
CaixaBank SA	934,990	3,782,222

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Spain — continued
Cellnex Telecom SA (a)	136,955	5,593,116
Corp. ACCIONA Energias Renovables SA	12,960	407,926
EDP Renovaveis SA	67,703	1,293,189
Endesa SA	73,531	1,575,978
Iberdrola SA	1,353,896	16,898,696
Industria de Diseno Textil SA	258,949	9,912,003
Naturgy Energy Group SA	42,655	1,300,582
Redeia Corp. SA	99,901	1,670,910
Repsol SA	306,361	4,677,342
Telefonica SA	1,332,894	5,679,149
		92,306,866
Sweden — 3.1%
Alfa Laval AB	67,729	2,535,335
Assa Abloy AB, Class B	228,886	5,503,082
Atlas Copco AB, Class A	588,934	8,366,329
Atlas Copco AB, Class B	360,238	4,448,551
Axfood AB	25,091	639,288
Beijer Ref AB	77,725	1,056,945
Boliden AB	63,132	1,856,666
Castellum AB (b)	99,639	1,134,701
Electrolux AB, Class B	52,191	644,624
Embracer Group AB * (b)	193,195	554,527
Epiroc AB, Class A	144,484	2,884,715
Epiroc AB, Class B	90,280	1,533,774
EQT AB	76,823	1,835,078
Essity AB, Class A	6,512	161,391
Essity AB, Class B	139,108	3,449,361
Evolution AB (a)	44,330	5,466,450
Fastighets AB Balder, Class B *	150,926	704,292
Getinge AB, Class B	50,600	942,831
H & M Hennes & Mauritz AB, Class B	162,323	2,730,237
Hexagon AB, Class B	491,151	4,762,108
Holmen AB, Class B	21,453	826,385
Husqvarna AB, Class B	96,064	942,249
Industrivarden AB, Class A	42,242	1,199,544
Industrivarden AB, Class C (b)	39,626	1,122,636
Indutrade AB	61,569	1,292,108
Investment AB Latour, Class B	31,530	635,381
Investor AB, Class A	129,493	2,629,796
Investor AB, Class B	420,486	8,588,001
Kinnevik AB, Class B *	56,176	766,730
L E Lundbergforetagen AB, Class B	14,774	651,082
Lifco AB, Class B	49,049	988,919
Nibe Industrier AB, Class B	353,889	3,187,748
Nordnet AB publ	37,619	558,164
Saab AB, Class B	18,845	993,304
Sagax AB, Class B	43,472	965,324

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Sweden — continued
Sagax AB, Class D	22,839	57,417
Sandvik AB	251,863	5,115,974
Securitas AB, Class B	116,378	990,584
Skandinaviska Enskilda Banken AB, Class A	392,845	4,762,161
Skandinaviska Enskilda Banken AB, Class C	3,176	40,430
Skanska AB, Class B	92,658	1,477,839
SKF AB, Class A	3,299	63,206
SKF AB, Class B	86,780	1,653,371
SSAB AB, Class A	51,087	324,170
SSAB AB, Class B	146,143	894,096
Svenska Cellulosa AB SCA, Class A	7,060	93,683
Svenska Cellulosa AB SCA, Class B	138,368	1,838,562
Svenska Handelsbanken AB, Class A	354,592	3,113,303
Svenska Handelsbanken AB, Class B (b)	7,950	86,739
Swedbank AB, Class A	211,626	3,881,582
Swedish Orphan Biovitrum AB * (b)	46,611	912,321
Tele2 AB, Class B	127,237	957,402
Telefonaktiebolaget LM Ericsson, Class A	12,406	67,178
Telefonaktiebolaget LM Ericsson, Class B	709,089	3,567,055
Telia Co. AB	544,506	1,170,134
Trelleborg AB, Class B	48,639	1,294,899
Volvo AB, Class A	44,285	1,004,205
Volvo AB, Class B	366,611	8,086,937
Volvo Car AB, Class B * (b)	124,157	613,708
		118,624,612
Switzerland — 5.9%
ABB Ltd. (Registered)	394,497	15,830,194
Alcon, Inc.	115,325	9,813,195
Baloise Holding AG (Registered)	10,603	1,641,227
Barry Callebaut AG (Registered)	817	1,531,876
Chocoladefabriken Lindt & Spruengli AG	241	2,947,487
Chocoladefabriken Lindt & Spruengli AG (Registered)	24	2,916,851
Cie Financiere Richemont SA (Registered)	120,471	19,399,794
DSM-Firmenich AG	47,830	5,285,203
EMS-Chemie Holding AG (Registered)	1,579	1,317,913
Geberit AG (Registered)	8,126	4,611,525
Givaudan SA (Registered)	1,827	6,166,989
Julius Baer Group Ltd.	49,340	3,494,631
Kuehne + Nagel International AG (Registered)	13,094	4,097,060
Lonza Group AG (Registered)	17,183	9,983,946
Novartis AG (Registered)	554,766	58,082,456
Partners Group Holding AG	5,233	5,874,745
Schindler Holding AG	9,389	2,279,807
Schindler Holding AG (Registered)	4,812	1,115,719
SGS SA (Registered)	35,022	3,400,463
Sika AG (Registered)	35,557	11,066,679
Sonova Holding AG (Registered)	11,863	3,306,754

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Switzerland — continued
Straumann Holding AG (Registered)	26,873	4,446,755
Swatch Group AG (The)	6,669	2,134,351
Swatch Group AG (The) (Registered)	12,717	763,691
Swiss Life Holding AG (Registered)	7,118	4,526,009
Swisscom AG (Registered)	5,856	3,765,736
UBS Group AG (Registered)	854,632	18,963,328
Zurich Insurance Group AG	34,716	16,785,136
		225,549,520
United Arab Emirates — 0.0% ^
NMC Health plc ‡ *	300	—
United Kingdom — 11.6%
3i Group plc	224,631	5,699,155
abrdn plc	463,439	1,379,181
Admiral Group plc	63,786	1,741,551
Ashtead Group plc	103,695	7,671,753
Associated British Foods plc	80,765	2,125,495
AstraZeneca plc	357,702	51,393,291
Auto Trader Group plc (a)	212,678	1,763,862
Aviva plc	648,210	3,229,489
B&M European Value Retail SA	197,131	1,400,205
BAE Systems plc	705,100	8,432,334
Barclays plc	3,409,363	6,765,243
Barratt Developments plc	232,498	1,360,953
Berkeley Group Holdings plc	26,008	1,450,148
BP plc	4,219,312	26,178,523
British American Tobacco plc	515,950	17,350,430
British Land Co. plc (The), REIT	217,143	942,228
BT Group plc	1,610,424	2,523,513
Bunzl plc	77,946	2,889,299
Burberry Group plc	88,682	2,531,450
Centrica plc	1,363,421	2,416,191
CK Hutchison Holdings Ltd.	619,500	3,820,661
CNH Industrial NV	229,873	3,320,049
Coca-Cola Europacific Partners plc	46,558	2,951,312
Compass Group plc	412,066	10,720,990
ConvaTec Group plc (a)	373,796	1,001,453
Croda International plc	32,894	2,490,510
DCC plc	23,468	1,358,769
Dechra Pharmaceuticals plc	26,353	1,256,313
Diageo plc	538,074	23,482,783
DS Smith plc	318,870	1,267,780
easyJet plc *	131,614	764,437
Entain plc	135,897	2,420,528
Halma plc	87,617	2,516,177
Hargreaves Lansdown plc	81,265	889,137
Hiscox Ltd.	81,901	1,133,630
Howden Joinery Group plc	134,413	1,272,751

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United Kingdom — continued
HSBC Holdings plc	4,686,091	38,924,635
Imperial Brands plc	221,480	5,232,564
Informa plc	325,755	3,169,558
InterContinental Hotels Group plc	43,330	3,202,400
Intermediate Capital Group plc	68,085	1,228,801
Intertek Group plc	37,250	2,086,688
ITV plc	838,692	778,880
J Sainsbury plc	407,130	1,449,581
JD Sports Fashion plc	573,177	1,161,047
Johnson Matthey plc	46,063	1,065,316
Kingfisher plc	452,423	1,426,658
Land Securities Group plc, REIT	173,940	1,444,536
Legal & General Group plc	1,378,608	4,131,508
Lloyds Banking Group plc	15,525,547	8,969,866
London Stock Exchange Group plc	87,608	9,513,774
M&G plc	549,739	1,416,073
Melrose Industries plc	311,914	2,122,753
National Grid plc	894,631	11,858,182
NatWest Group plc	1,167,571	3,665,055
Next plc	29,651	2,681,663
Ocado Group plc *	168,278	2,025,828
Pearson plc	165,687	1,832,757
Pepco Group NV * (a)	27,960	240,938
Persimmon plc	73,919	1,098,949
Phoenix Group Holdings plc	196,856	1,390,812
Reckitt Benckiser Group plc	169,988	12,734,165
RELX plc	457,535	15,399,140
Rentokil Initial plc	581,621	4,742,632
Rightmove plc	192,024	1,406,958
Rolls-Royce Holdings plc *	1,931,219	4,579,188
Sage Group plc (The)	254,060	3,055,983
Schroders plc	212,722	1,255,016
Segro plc, REIT	282,455	2,767,937
Severn Trent plc	58,468	1,916,225
Smith & Nephew plc	204,221	3,106,816
Smiths Group plc	81,130	1,769,417
Spirax-Sarco Engineering plc	16,995	2,427,223
SSE plc (b)	241,927	5,231,224
St. James's Place plc	125,985	1,520,782
Standard Chartered plc	561,202	5,390,657
Tate & Lyle plc	92,975	890,720
Taylor Wimpey plc	844,660	1,239,843
Tesco plc	1,685,733	5,583,273
Unilever plc	606,813	32,605,837
United Utilities Group plc	157,373	2,018,081
Vodafone Group plc	6,185,236	5,883,776
Weir Group plc (The)	60,107	1,415,624
Whitbread plc	46,490	2,088,383

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United Kingdom — continued
Wise plc, Class A *	109,117	1,088,320
WPP plc	248,114	2,709,094
		444,856,710
United States — 6.8%
CSL Ltd.	111,320	20,050,549
Experian plc	223,756	8,647,182
GSK plc	924,874	16,463,843
Haleon plc	1,172,206	5,059,739
Holcim Ltd.	130,775	9,114,618
James Hardie Industries plc, CHDI *	102,019	2,989,861
Nestle SA (Registered)	616,227	75,499,648
QIAGEN NV *	53,278	2,499,885
Roche Holding AG	162,147	50,273,915
Roche Holding AG	6,156	2,041,152
Sanofi	265,079	28,279,836
Schneider Electric SE	131,799	23,509,265
Stellantis NV	499,222	10,242,977
Swiss Re AG	66,682	6,957,558
Tenaris SA	106,593	1,771,313
		263,401,341
Total Common Stocks (Cost $3,444,723,875)		3,820,446,340
Short-Term Investments — 0.9%
Investment Companies — 0.5%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (d) (e)(Cost $19,019,013)	19,019,013	19,019,013
Investment of Cash Collateral from Securities Loaned — 0.4%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.52% (d) (e)	13,006,526	13,009,127
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (d) (e)	1,546,655	1,546,655
Total Investment of Cash Collateral from Securities Loaned (Cost $14,555,782)		14,555,782
Total Short-Term Investments (Cost $33,574,795)		33,574,795
Total Investments — 100.1% (Cost $3,478,298,670)		3,854,021,135
Liabilities in Excess of Other Assets — (0.1)%		(3,411,042)
NET ASSETS — 100.0%		3,850,610,093

Percentages indicated are based on net assets.

Abbreviations
APAC	Asia Pacific
CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
CVA	Dutch Certification
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
SGPS	Holding company

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	The security or a portion of this security is on loan at July 31, 2023. The total value of securities on loan at July 31, 2023 is $12,261,698.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of July 31, 2023.

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
Summary of Investments by Industry, July 31, 2023
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	9.7%
Pharmaceuticals	9.0
Insurance	5.0
Oil, Gas & Consumable Fuels	4.3
Semiconductors & Semiconductor Equipment	3.4
Automobiles	3.4
Metals & Mining	3.3
Textiles, Apparel & Luxury Goods	3.3
Food Products	3.1
Machinery	3.1
Chemicals	3.1
Capital Markets	2.6
Trading Companies & Distributors	2.1
Health Care Equipment & Supplies	2.1
Personal Care Products	2.0
Beverages	1.9
Electrical Equipment	1.9
Diversified Telecommunication Services	1.8
Electric Utilities	1.7
Hotels, Restaurants & Leisure	1.7
Aerospace & Defense	1.6
Industrial Conglomerates	1.6
Professional Services	1.5
Financial Services	1.4
Electronic Equipment, Instruments & Components	1.4
Consumer Staples Distribution & Retail	1.4
Software	1.4
Household Durables	1.3
Real Estate Management & Development	1.2
Building Products	1.1
Broadline Retail	1.0
Others (each less than 1.0%)	15.7
Short-Term Investments	0.9
Futures contracts outstanding as of July 31, 2023:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI EAFE E-Mini Index	264	09/15/2023	USD	29,119,200	860,004

Abbreviations
EAFE	Europe, Australasia and Far East
MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023 (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAVs per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023 (Unaudited) (continued)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$7,032,491	$284,064,599	$—	$291,097,090
Austria	245,718	10,898,247	—	11,143,965
Belgium	—	34,193,181	—	34,193,181
Brazil	—	1,541,092	—	1,541,092
Chile	—	1,718,395	—	1,718,395
China	—	30,679,897	—	30,679,897
Denmark	—	107,838,372	—	107,838,372
Finland	152,975	42,380,518	—	42,533,493
France	—	378,671,223	—	378,671,223
Germany	—	298,208,534	—	298,208,534
Hong Kong	—	86,460,504	—	86,460,504
Ireland	19,038,759	—	—	19,038,759
Israel	—	16,937,946	—	16,937,946
Italy	—	90,928,270	—	90,928,270
Japan	791,200	925,611,109	—	926,402,309
Jordan	—	1,104,058	—	1,104,058
Luxembourg	—	5,749,788	—	5,749,788
Macau	—	5,528,250	—	5,528,250
Mexico	—	338,052	—	338,052
Netherlands	5,644,227	201,056,484	—	206,700,711
New Zealand	—	7,426,393	—	7,426,393
Norway	—	26,671,252	—	26,671,252
Poland	—	11,819,113	—	11,819,113
Portugal	—	6,453,186	—	6,453,186
Russia	—	—	5,066	5,066
Singapore	—	55,003,439	—	55,003,439
South Africa	—	9,493,476	—	9,493,476
South Korea	—	2,021,477	—	2,021,477
Spain	—	92,306,866	—	92,306,866
Sweden	746,896	117,877,716	—	118,624,612
Switzerland	5,285,203	220,264,317	—	225,549,520
United Arab Emirates	—	—	—	—
United Kingdom	3,842,032	441,014,678	—	444,856,710
United States	—	263,401,341	—	263,401,341
Total Common Stocks	42,779,501	3,777,661,773	5,066	3,820,446,340
Short-Term Investments
Investment Companies	19,019,013	—	—	19,019,013
Investment of Cash Collateral from Securities Loaned	14,555,782	—	—	14,555,782
Total Short-Term Investments	33,574,795	—	—	33,574,795
Total Investments in Securities	$76,354,296	$3,777,661,773	$5,066	$3,854,021,135
Appreciation in Other Financial Instruments
Futures Contracts	$860,004	$—	$—	$860,004

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023 (Unaudited) (continued)
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2023
Security Description	Value at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2023	Shares at July 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.52% (a) (b)	$14,009,724	$221,000,000	$222,000,000	$(695)	$98	$13,009,127	13,006,526	$889,814	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (a) (b)	3,852,619	192,718,580	195,024,544	—	—	1,546,655	1,546,655	200,734	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (a) (b)	12,102,999	159,121,175	152,205,161	—	—	19,019,013	19,019,013	546,469	—
Total	$29,965,342	$572,839,755	$569,229,705	$(695)	$98	$33,574,795		$1,637,017	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2023.